o GOF SA-7
      SAA-3

                        SUPPLEMENT DATED OCTOBER 1, 2004
         TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                           FRANKLIN FEDERAL MONEY FUND

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                          FRANKLIN FLOATING RATE TRUST

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                              FRANKLIN GLOBAL TRUST
                   Fiduciary European Smaller Companies Fund
             Fiduciary Large Capitalization Growth and Income Fund
                  Fiduciary Small Capitalization Equity Fund
                        Fiduciary Core Fixed Income Fund
                      Fiduciary Core Plus Fixed Income Fund
                           Fiduciary High Income Fund
             Franklin International Smaller Companies Growth Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
           Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                           Franklin Cash Reserves Fund
                Franklin Structured Large Cap Core Equity Fund
               Franklin Structured Large Cap Growth Equity Fund
                             Money Market Portfolio

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
              Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      Emerging Fixed Income Markets Series
                             Emerging Markets Series
                    Foreign Equity Series - Primary Shares
                        Foreign Smaller Companies Series
                 Franklin Templeton Non-U.S. Core Equity Series



               Please keep this supplement for future reference.





The Statement of Additional Information is amended as follows:


I. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE, THE "INITIAL SALES CHARGE" PORTION OF THE "BUYING AND SELLING SHARES" SECTION IS REVISED AS
FOLLOWS:

      A. THE SECTION "CUMULATIVE QUANTITY DISCOUNT" IS DELETED.

      B. EFFECTIVE FEBRUARY 1, 2005, ALL REFERENCES REGARDING THE ABILITY TO REINVEST REDEMPTION PROCEEDS OR INCOME DISTRIBUTIONS WITHIN 365 DAYS ARE REVISED TO 90 DAYS.

      C. THE BULLET POINT UNDER "WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS, BEGINNING WITH "DISTRIBUTIONS FROM AN EXISTING RETIREMENT..." IS DELETED.

      D. THE BULLET POINT UNDER "WAIVERS FOR CERTAIN INVESTORS" BEGINNING WITH "TRUST COMPANIES AND BANK TRUST DEPARTMENTS..." IS DELETED.

      E. THE BULLET POINT UNDER "WAIVERS FOR CERTAIN INVESTORS" BEGINNING WITH CURRENT AND FORMER OFFICERS, TRUSTEES..." IS REVISED AS FOLLOWS:

        o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

        o Current partners of law firms that currently provide legal counsel to the funds, Resources or its affiliates

      F. THE BULLET POINT UNDER "WAIVERS FOR CERTAIN INVESTORS" BEGINNING WITH "ANY INVESTOR WHO IS CURRENTLY A CLASS Z SHAREHOLDER..." IS DELETED.

      G. THE FIRST PARAGRAPH UNDER "RETIREMENT PLANS" IS REVISED AS FOLLOWS:

        Retirement plans. Class A shares at NAV are available for:

        o Employer Sponsored Retirement Plans with assets of $1 million or more; or

        o Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan ("the Plan") if the IRA is a "Common Platform IRA". An IRA is a Common Platform IRA if (i) the IRA custodian or record keeper, or one of its affiliates, is the record keeper for the Plan at the time the IRA is opened; and (ii) current agreements with the Fund, or its agent, make Franklin Templeton fund shares available to both the Plan and the IRA investor; or

        o Investors who open an IRA as a spousal rollover or a QDRO if opened with proceeds from a DCS plan and/or a plan for which FTB&T was trustee

      H. THE SECOND PARAGRAPH UNDER "RETIREMENT PLANS" BEGINNING WITH, "THE FOLLOWING INVESTORS ARE ELIGIBLE TO BUY CLASS R SHARES..." IS DELETED.

      I. THE LAST PARAGRAPH UNDER "RETIREMENT PLANS" BEGINNING WITH "RETIREMENT PLANS THAT ARE NOT QUALIFIED RETIREMENT PLANS..." IS DELETED.

II. FOR ALL FUNDS, EXCEPT MONEY MARKET FUNDS, THE "GROUP PURCHASES" SECTION UNDER "BUYING AND SELLING SHARES" IS DELETED.

III. FOR ALL FUNDS, THE FOLLOWING WILL BE ADDED TO THE "BUYING AND SELLING SHARES" SECTION:

Clients of financial advisors whose firms have a Selling Agreement with Franklin Templeton Distributors, Inc., and who qualify as top producers may be eligible for the Valued Investor Program which offers enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

IV. The "Buying and Selling Shares - Dealer compensation" section is amended to read as follows:

      A) FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE, THE PARAGRAPH BEGINNING WITH "DISTRIBUTORS OR ONE OF ITS AFFILIATES MAY PAY..." IS REVISED AS FOLLOWS:

     Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to certain securities dealers who initiate and are responsible for purchases of Class A shares without an initial sales charge by certain Employer Sponsored Retirement Plans. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

      B) FOR ALL FUNDS AND CLASSES EXCEPT ADVISOR OR Z CLASS, REPLACE THE PARAGRAPH THAT STARTS WITH, "IN ADDITION TO THE PAYMENTS ABOVE..." OR "IN ADDITION TO THE SALES CHARGE PAYMENTS DESCRIBED ABOVE..." WITH THE
      FOLLOWING:

     In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under "The Underwriter, Distribution and service (12b-1) fees," Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

      C) FOR ADVISOR CLASS AND MONEY MARKET FUNDS, REPLACE THE FIRST SENTENCE OF THE PARAGRAPH THAT STARTS WITH, "DISTRIBUTORS AND/OR AFFILIATES MAY PROVIDE..." WITH THE FOLLOWING:

     DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

      D) FOR FRANKLIN FLOATING RATE TRUST, ADD THE FOLLOWING PARAGRAPH:

     DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

      E) FOR ALL FUNDS, REPLACE THE REMAINDER OF THE SECTION WITH THE FOLLOWING:

     MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer.

     Except as described below, in the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets, respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

     TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

     OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund(s). Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

     Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors guidelines and applicable law.

     You can ask your dealer for information about any payments it receives from Distributors and any services provided.

V. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE AND FRANKLIN TEMPLETON MONEY FUND TRUST, THE PARAGRAPH AT THE BULLET POINT BEGINNING WITH "REDEMPTIONS OF SHARES BY INVESTORS..." UNDER THE "BUYING AND SELLING SHARES - CONTINGENT DEFERRED SALES CHARGE (CDSC) - CDSC WAIVERS" SECTION IS REVISED AS
FOLLOWS:

     o Redemptions of shares by investors in an Employer Sponsored Retirement Plan if Distributors did not pay a prepaid commission to the third party administrator of the Plan

VI. THE THIRD PARAGRAPH OF THE "SHAREHOLDER SERVICING AND TRANSFER AGENT"
SECTION IS MODIFIED AS FOLLOWS:

      Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an Employer Sponsored Retirement Plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or
      (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.